Statement of Investments

January 31, 2022 (unaudited)

Aberdeen Global Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (98.1%)
AUSTRALIA (0.5%)
Materials (0.5%)
Rio Tinto PLC, ADR	10,900	$778,260
BRAZIL (2.6%)
Industrials (1.7%)
CCR SA	1,103,700	2,702,039
Materials (0.9%)
Vale SA, ADR	97,600	1,481,568
Total Brazil		4,183,607
CANADA (2.4%)
Energy (1.4%)
Enbridge, Inc.	54,900	2,320,623
Materials (1.0%)
Barrick Gold Corp.	80,300	1,537,745
Total Canada		3,858,368
CHINA (3.4%)
Communication Services (1.2%)
Tencent Holdings Ltd.	30,900	1,936,264
Consumer Discretionary (0.0%)
JD.com, Inc., Class A(a)	1,471	55,753
Financials (1.2%)
Ping An Insurance Group Co. of China Ltd., H Shares	231,900	1,840,317
Real Estate (1.0%)
China Vanke Co. Ltd., H Shares	595,200	1,538,739
Total China		5,371,073
DENMARK (1.3%)
Financials (1.3%)
Tryg A/S	89,700	2,125,514
FINLAND (1.8%)
Financials (1.0%)
Nordea Bank Abp	139,200	1,653,373
Information Technology (0.8%)
Nokia OYJ(a)	214,106	1,276,848
Total Finland		2,930,221
FRANCE (5.6%)
Consumer Discretionary (1.1%)
LVMH Moet Hennessy Louis Vuitton SE	2,100	1,724,892
Consumer Staples (1.0%)
Danone SA	25,000	1,558,777

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Dynamic Dividend Fund

Energy (1.3%)
TOTAL SE, ADR(b)	37,200	$2,112,960
Health Care (1.2%)
Sanofi	19,224	2,010,100
Industrials (1.0%)
Alstom SA	48,379	1,568,434
Total France		8,975,163
GERMANY (4.4%)
Financials (1.1%)
Deutsche Boerse AG	10,100	1,795,299
Information Technology (1.1%)
Infineon Technologies AG	41,400	1,719,249
Materials (1.0%)
Linde PLC(a)	5,000	1,590,100
Utilities (1.2%)
RWE AG	48,200	2,033,185
Total Germany		7,137,833
HONG KONG (0.8%)
Financials (0.8%)
Hong Kong Exchanges & Clearing Ltd.	23,700	1,352,694
ITALY (1.1%)
Utilities (1.1%)
Enel SpA	217,700	1,675,549
JAPAN (2.0%)
Financials (0.9%)
Mitsubishi UFJ Financial Group, Inc.	231,200	1,401,368
Real Estate (1.1%)
GLP J-REIT	1,100	1,770,573
Total Japan		3,171,941
NETHERLANDS (2.2%)
Consumer Staples (1.2%)
Heineken NV	18,000	1,930,439
Information Technology (1.0%)
ASML Holding NV	2,400	1,625,507
Total Netherlands		3,555,946
NORWAY (1.2%)
Communication Services (1.2%)
Telenor ASA	117,800	1,946,826
SINGAPORE (1.1%)
Financials (1.1%)
Oversea-Chinese Banking Corp. Ltd.	194,582	1,811,220

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Dynamic Dividend Fund

SOUTH KOREA (1.1%)
Materials (1.1%)
LG Chem Ltd.	3,300	$1,768,999
SPAIN (1.2%)
Industrials (1.2%)
Ferrovial SA	68,141	1,893,540
SWEDEN (0.5%)
Industrials (0.5%)
Atlas Copco AB, A Shares	13,900	822,686
SWITZERLAND (3.7%)
Consumer Staples (1.1%)
Nestle SA	14,100	1,820,850
Financials (1.4%)
Zurich Insurance Group AG	4,600	2,200,218
Health Care (1.2%)
Roche Holding AG	4,900	1,896,296
Total Switzerland		5,917,364
TAIWAN (1.5%)
Information Technology (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	104,000	2,404,687
UNITED KINGDOM (6.6%)
Communication Services (1.3%)
Vodafone Group PLC, ADR	120,200	2,104,702
Consumer Staples (0.5%)
Unilever PLC	15,500	791,697
Energy (1.0%)
Capricorn Energy PLC(a)	592,700	1,652,475
Financials (0.8%)
Allfunds Group PLC(a)	90,000	1,264,634
Health Care (2.1%)
AstraZeneca PLC, ADR	35,400	2,060,634
Dechra Pharmaceuticals PLC	24,900	1,398,609
		3,459,243
Industrials (0.9%)
Melrose Industries PLC	681,300	1,387,819
Total United Kingdom		10,660,570
UNITED STATES (53.1%)
Communication Services (2.1%)
Alphabet, Inc., Class C(a)(b)	1,110	3,012,507
Cineworld Group PLC(a)	536,100	288,031
		3,300,538

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Dynamic Dividend Fund

Consumer Discretionary (8.1%)
Aptiv PLC(a)(b)	12,800	$1,748,224
Genuine Parts Co.	14,400	1,918,512
Hanesbrands, Inc.	76,600	1,233,260
Las Vegas Sands Corp.(a)	41,200	1,804,560
Lowe's Cos., Inc.(b)	9,500	2,254,825
Target Corp.(b)	9,400	2,072,042
TJX Cos., Inc. (The)(b)	28,400	2,043,948
		13,075,371
Consumer Staples (3.6%)
Coca-Cola Co. (The)	37,100	2,263,471
Kraft Heinz Co. (The)	39,000	1,396,200
Mondelez International, Inc., Class A(b)	31,300	2,098,039
		5,757,710
Energy (1.3%)
Williams Cos., Inc. (The)	70,600	2,113,764
Financials (6.8%)
Bank of America Corp.(b)	47,600	2,196,264
Blackstone, Inc., Class A	14,400	1,900,368
Goldman Sachs Group, Inc. (The)	4,800	1,702,464
Huntington Bancshares, Inc.	114,600	1,725,876
Intercontinental Exchange, Inc.	14,500	1,836,570
JPMorgan Chase & Co.	10,800	1,604,880
		10,966,422
Health Care (8.0%)
AbbVie, Inc.	19,396	2,655,118
Baxter International, Inc.	22,000	1,879,680
Bristol-Myers Squibb Co.(b)	35,800	2,323,062
CVS Health Corp.	7,900	841,429
Eli Lilly & Co.	7,500	1,840,425
Medtronic PLC(b)	15,600	1,614,444
UnitedHealth Group, Inc.(b)	3,500	1,653,995
		12,808,153
Industrials (4.2%)
FedEx Corp.(b)	7,800	1,917,708
Norfolk Southern Corp.	5,500	1,495,945
Schneider Electric SE	11,100	1,880,288
Stanley Black & Decker, Inc.	8,600	1,501,990
		6,795,931
Information Technology (12.5%)
Analog Devices, Inc.	9,600	1,574,112
Apple, Inc.(b)	32,500	5,680,350
Avast PLC(c)	219,900	1,813,499
Broadcom, Inc.(b)	5,100	2,987,988
Cisco Systems, Inc.	33,300	1,853,811
Fidelity National Information Services, Inc.	19,900	2,386,408
Microsoft Corp.(b)	12,300	3,825,054
		20,121,222

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

January 31, 2022 (unaudited)

Aberdeen Global Dynamic Dividend Fund

Materials (0.5%)
Air Products and Chemicals, Inc.	2,700	$761,724
Real Estate (1.8%)
American Tower Corp., REIT	5,700	1,433,550
Gaming and Leisure Properties, Inc., REIT	32,900	1,486,422
		2,919,972
Utilities (4.2%)
Clearway Energy, Inc., Class A	40,800	1,258,680
CMS Energy Corp.(b)	28,200	1,815,516
FirstEnergy Corp.	38,200	1,602,872
NextEra Energy, Inc.(b)	26,000	2,031,120
		6,708,188
Total United States		85,328,995
Total Common Stocks		157,671,056
PREFERRED STOCKS (1.4%)
SOUTH KOREA (1.4%)
Information Technology (1.4%)
Samsung Electronics Co. Ltd.	40,400	2,272,389
Total Preferred Stocks		2,272,389
SHORT-TERM INVESTMENT—0.6%
UNITED STATES—0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	921,625	921,625
Total Short-Term Investment—0.6% (cost $921,625)		921,625
Total Investments—100.1% (cost $121,740,117)		160,865,070
Liabilities in Excess of Other Assets—(0.1)%		(154,040)
Net Assets—100.0%		$160,711,030

(a)	Non-income producing security.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At January 31, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation

United States Dollar/Euro
04/12/2022	Royal Bank of Canada	USD	3,061,447	EUR	2,700,000	$3,038,331	$23,116

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2022

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Global Dynamic Dividend Fund